Annual Fund Operating Expenses - REYNOLDS BLUE CHIP GROWTH FUND - REYNOLDS BLUE CHIP GROWTH FUND Class	Jan. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.12%
Other Expenses (as a percentage of Assets):	0.89%	[1]
Expenses (as a percentage of Assets)	2.01%

[1]	Other Expenses includes Acquired Fund Fees and Expenses (”AFFE”) that did not exceed 0.01% of the Fund’s average net assets. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed-end funds, or business development companies. The Total Annual Fund Operating Expenses does not correlate to the “Ratio of expenses to average net assets, after expense reimbursement” or “Ratio of expenses to average net assets, before expense reimbursement” in the “Financial Highlights,” which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.